Notes Payable (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Interest expense	$ 15,142	$ 53,517	$ 274,857	$ 246,914
Amortization of debt discount	838,227	437,639	2,110,645	1,460,309
Note issued	924,581	189,615	2,147,996	215,120
Repayment of notes payable	1,256,591	203,245	1,689,846	650,000
Notes Payable [Member]
Interest expense	17,170		34,331
Amortization of debt discount	469,471		534,535
Note issued	2,800,191	276,000	4,375,864	215,120
Debt discount	471,610	86,385	823,868	0
Repayment of notes payable	$ 1,256,591	$ 203,245	$ 1,689,845	$ 650,000